Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the fair value of investments, measured on a recurring basis, as of December 31, 2025 and 2024, respectively, by the fair value hierarchy described above. The Plan had no investments classified as Level 2 or 3 at December 31, 2025 or 2024.

	Total	Fair Value Measurements Using
	Investments	Level 1	Level 2	Level 3
Balance at December 31, 2025
Investments at fair value:
Money market fund	$1,693,313	$1,693,313	$—	$—
Mutual funds	215,642,201	215,642,201	—	—
FirstCash Holdings, Inc. common stock	28,724,914	28,724,914	—	—
Total	246,060,428

Total Plan investments	$246,060,428

Balance at December 31, 2024
Investments at fair value:
Mutual funds	$179,885,326	$179,885,326	$—	$—
FirstCash Holdings, Inc. common stock	20,187,108	20,187,108	—	—
Total	200,072,434

Investments measured at NAV (1):
Money market fund	2,134,519

Total Plan investments	$202,206,953

(1)In accordance with GAAP, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation to the amounts in the statement of net assets available for benefits.